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                               BISYS
		   100 Summer Street, Suite 1500
		    Boston, Massachusetts 02110

			  April 28, 2006

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Attn: Filing Desk


		Re:	 Access One Trust
   			 File Nos. 333-119022, 811-21634
   			 Rule 497(j) Filing
			 ------------------


Dear Ladies and Gentlemen:

   As Administrator on behalf of Access One Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information do not differ from those contained in Post-Effective Amendment No. 11 to the Registration Statement of Access One Trust, which was filed electronically with the Securities and Exchange Commission on Tuesday, April 25, 2006.

   Questions related to this filing should be directed to my attention at (617) 824-1214 or, in my absence, to Stephenie Adams, ProFund Advisors LLC at (240) 497-6507.

						Sincerely,

						/s/ Michael Lawlor

						Michael Lawlor
						Assistant Counsel

cc:	Stephenie Adams
	John Loder, Esq